N-4	Sep. 24, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Sep. 24, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) has approved an Agreement and Plan of Reorganization to merge the following funds (“the Fund”) with and into the following acquiring funds (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for the Contractowners. More information about the Acquiring Funds and the Reorganization was distributed to Contractowners invested in the Fund as of the close of business on July 31, 2025. The Fund’s Reorganization is expected to be completed on or about October 31, 2025 (“Closing Date”).

At any time prior to the Closing Date, Contractowners may transfer out of the Fund consistent with the transfer provisions of the applicable individual annuity contract. Contractowners may transfer into any other available investment options under their Contract. Please see your product prospectus for information about other funds available for investment within your product and for more information on transfers, including any restrictions on transfers into the Fund before the Closing Date. The investment objectives, policies, and risks of the Acquiring Fund are similar to those of the Fund.

Fund	Acquiring Fund
LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund
LVIP Western Asset Core Bond Fund	LVIP Franklin Templeton Core Bond Fund

The Macquarie Group Limited, the parent company of Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, together with certain of its affiliates, and Nomura Holding America, Inc. (Nomura), announced they have entered into an agreement for Nomura to acquire Macquarie Asset Management’s U.S. and European public investment business. As a result, each Fund’s Board of Trustees approved the following name changes to occur on or about October 31, 2025.

Current Name	New Name
Macquarie VIP Asset Strategy Series	Nomura VIP Asset Strategy Series
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Energy Series	Nomura VIP Energy Series
Macquarie VIP High Income Series	Nomura VIP High Income Series
Macquarie VIP Mid Cap Growth Series	Nomura VIP Mid Cap Growth Series
Macquarie VIP Science and Technology Series	Nomura VIP Science and Technology Series
Macquarie VIP Small Cap Growth Series	Nomura VIP Small Cap Growth Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series

LVIP Franklin Templeton Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund
LVIP Structured Moderate Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund
Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Nomura VIP Emerging Markets Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series
Nomura VIP Energy Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Energy Series
Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Nomura VIP Mid Cap Growth Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Mid Cap Growth Series
Nomura VIP Science and Technology Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Science and Technology Series
Nomura VIP Small Cap Growth Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Growth Series
Nomura VIP Small Cap Value Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series